FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) interestRateSwap	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Derivative [Line Items]
Number of interest rate swaps with shortened durations | interestRateSwap	2
Aggregate decrease in derivative term	14 years
Proceeds from termination of derivative instruments	$ 10,355	$ 0
Interest rate swap
Derivative [Line Items]
Notional principal	670,000		$ 720,000
Derivative liability, notional amount	(670,000)		$ (720,000)
Shortened interest rate swap 1
Derivative [Line Items]
Notional principal	50,000
Derivative liability, notional amount	(50,000)
Proceeds from termination of derivative instruments	$ 5,000
Derivative, fixed interest rate	1.91%
Shortened interest rate swap 2
Derivative [Line Items]
Notional principal	$ 50,000
Derivative liability, notional amount	(50,000)
Proceeds from termination of derivative instruments	$ 5,400
Derivative, fixed interest rate	2.15%